Risks - Credit risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Credit risk [Line Items]
At end of period	€ 41,541	€ 30,871	[1]	€ 40,977
Non-due [member]
Credit risk [Line Items]
At end of period	34,002	25,707		31,528
Up to 30 days [member]
Credit risk [Line Items]
At end of period	4,199	3,176		4,924
31-60 days [member]
Credit risk [Line Items]
At end of period	1,634	858		2,094
61-90 days [member]
Credit risk [Line Items]
At end of period	426	423		733
91-180 days [member]
Credit risk [Line Items]
At end of period	611	327		981
More than 180 days [member]
Credit risk [Line Items]
At end of period	€ 669	€ 380		€ 717

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.